Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME
Net premiums earned	$ 572,092	$ 804,047	$ 695,779
Revenue from Contract with Customer, Product and Service [Extensible List]	esgr:FeesAndCommisssions	esgr:FeesAndCommisssions	esgr:FeesAndCommisssions
Fees and commission income	$ 42,446	$ 28,453	$ 35,088
Net investment income	302,817	308,271	261,698
Net realized and unrealized gains (losses)	1,642,019	1,011,966	(407,532)
Other income	101,132	37,070	34,073
Total income	2,660,506	2,189,807	619,106
EXPENSES
Net incurred losses and loss adjustment expenses	415,926	614,179	323,722
Acquisition costs	171,020	240,609	177,855
General and administrative expenses	501,479	413,084	348,786
Interest expense	59,308	52,541	25,696
Net foreign exchange (gains) losses	16,393	(7,912)	2,644
Total expenses	1,164,126	1,312,501	878,703
EARNINGS (LOSS) BEFORE INCOME TAXES	1,496,380	877,306	(259,597)
Income tax benefit (expense)	(23,827)	(12,372)	3,689
Earnings from equity method investments	238,569	55,910	42,147
NET EARNINGS (LOSS) FROM CONTINUING OPERATIONS	1,711,122	920,844	(213,761)
Net earnings from discontinued operations, net of income taxes	16,251	7,375	1,489
NET EARNINGS (LOSS)	1,727,373	928,219	(212,272)
Net earnings (loss) attributable to noncontrolling interest	27,671	9,870	62,051
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR	1,755,044	938,089	(150,221)
Dividends on preferred shares	(35,700)	(35,914)	(12,133)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS	$ 1,719,344	$ 902,175	$ (162,354)
Basic:
Net earnings (loss) from continuing operations (dollars per share)	$ 79.43	$ 41.80	$ (7.89)
Net earnings from discontinued operations (dollars per share)	0.35	0.20	0.05
Net earnings (loss) per ordinary share (dollars per share)	79.78	42.00	(7.84)
Diluted:
Net earnings (loss) from continuing operations (dollars per share)	78.45	41.23	(7.89)
Net earnings from discontinued operations (dollars per share)	0.35	0.20	0.05
Net earnings (loss) per ordinary share (dollars per share)	$ 78.80	$ 41.43	$ (7.84)
Weighted average ordinary shares outstanding:
Basic (shares)	21,551,408	21,482,617	20,698,310
Diluted (shares)	21,818,294	21,775,066	20,904,176